SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details 3) - shares	6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025
Accounting Policies [Abstract]
Weighted average number of common shares outstanding - basic	26,160,619	[1]	24,910,619
Dilutive effect of stock options	3,000		3,000
Weighted average number of common shares outstanding - diluted	26,163,619	[1]	24,913,619

[1]	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.